Stockholders' Equity/Deficiency (Details Textual) (USD $)	1 Months Ended		2 Months Ended	9 Months Ended		12 Months Ended				50 Months Ended	59 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2007	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008	Sep. 30, 2011	Jun. 30, 2012	May 28, 2012	May 13, 2012	Mar. 30, 2012	Mar. 27, 2012	Mar. 26, 2012	Oct. 15, 2011	Jul. 01, 2011	May 20, 2011	May 12, 2011	Mar. 28, 2011	Oct. 14, 2010	Aug. 10, 2010	Jul. 20, 2010	Apr. 13, 2010	Feb. 17, 2010	Nov. 04, 2009	Apr. 30, 2009	Nov. 30, 2007	Oct. 31, 2007	Sep. 29, 2007	Aug. 13, 2007
Stockholders Equity Deficiency (Textual)
Common stock, shares issued				10,965,500		12,052,500	7,037,500			12,052,500	10,965,500	480,000		400,000	100,000				950,000	400,000	50,000	50,000	50,000	50,000	75,000	50,000	100,000	275,000	197,500	850,000	390,000
Common Stock, fair value,				$ 1,097		$ 1,206	$ 703			$ 1,206	$ 1,097	$ 1,464,000		$ 1,220,000	$ 305,000				$ 1,899,975	$ 1,200,000	$ 100,000	$ 5,000	$ 5,000	$ 5,000	$ 7,500	$ 5,000	$ 10,000	$ 27,500	$ 19,750	$ 85,000	$ 39,000
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 3.05		$ 3.05	$ 3.05				$ 2	$ 3	$ 2	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Stock subscription agreement, No. of shares																500,000					1,000,000
Number of installments																2					2
Period for filing registration statement with SEC	60 days
Stock offering costs																					4,038
Fair value intellectual property						287,000
In-kind contribution of services			700		289,600	289,600	5,200	5,200	5,200	305,900	305,900
In kind contribution of interest						12,824	25,506	16,118
In kind contribution of cash			100
Common stock issued for services and intellectual property		2,500											7,000				1,000	2,500			3,010,000											5,000,000
Fair value of common stock issued for services and intellectual property		13,750											28,000				5,500	13,750			13,394,500											500
Par value per share issued for services and intellectual property		$ 5.50											$ 4.00				$ 5.50	$ 5.50														$ 0.0001
Warrants issued for services and intellectual property																					1,000,000
Fair value of warrants issued for services and intellectual property																					4,250,499
Treasury stock acquired								1,424,731	1,075,269
Treasury stock value acquired								53,000	40,000
Cancellation of common stock held in treasury				2,500,000
Warrants issued in exchnage for intellectual property		1,000,000				1,000,000
Warrants exercise price		$ 0.20
Warrants expiration period		2 years
Shares of common stock shares that notes payable were converted into		500,000				500,000
Amount of loan converted into shares		50,000				50,000
Interest expense from beneficial conversion feature		50,000			(50,000)	50,000				(50,000)	(50,000)
Warrant [Member]
Stockholders Equity Deficiency (Textual)
Common stock, shares issued														425,000
Common Stock, fair value,														$ 85,000
Common stock, par value														$ 0.20